Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured at Fair Value on Recurring Basis
As of March 31, 2020 and 2021, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	238,000	—	238,000	—
Available-for-sale debt securities	102,373	—	—	102,373

Total assets	340,373	—	238,000	102,373

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
-wealth management products	260,000	—	260,000	—
- equity securities with readily determinable fair value	245	245	—	—
Available-for-sale debt securities	51,346	—	—	51,346

Total assets	311,591	245	260,000	51,346

Schedule of Roll Forward of Major Level 3 Investments
The Group classified its
available-for-sales
debt securities as Level 3 investment. The roll forward of major Level 3 investments are as following:

	iSNOB	Ruisha Technology	Huzan	Xuanwei	Kuailaimai	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2019	38,378	—	19,822	—	14,259	—	72,459

Addition	—	7,050	—	3,525	—	5,000	15,575
Impairment	—	—	—	—	(14,259)	—	(14,259)
Effect of currency translation adjustment	2,004	—	1,036	—	—	—	3,040
The change in fair value of the investments	36,459	573	(9,862)	—	—	(1,612)	25,558

Fair value of Level 3 investments as at March 31, 2020	76,841	7,623	10,996	3,525	—	3,388	102,373

Addition	—	—	—	—	—	8,000	8,000
Disposal*	(59,243)	—	—	(3,525)	—	—	(62,768)
Impairment	—	—	(4,055)	—	—	(3,388)	(7,443)
Effect of currency translation adjustment	(3,717)	—	(110)	—	—	—	(3,827)
The change in fair value of the investments	8,714	11,442	(5,145)	—	—	—	15,011

Fair value of Level 3 investments as at March 31, 2021	22,595	19,065	1,686	—	—	8,000	51,346

*
For the year ended March 31, 2021, the amount of disposal in the roll forward included a reclassification adjustment of RMB46,029, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.

Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets	The significant unobservable inputs adopted in the valuation as of March 31, 2019, 2020 and 2021 are as following:

	For the years ended March 31,
	2019	2020	2021
Lack of marketability discount	30%	30%	30%
Risk-free rate	2.25%-2.60%	0.3%~2.29%	0.5%
Expected volatility	45%-52.68%	42%~54%	45%
Revenue multiple	2.80-18.74	5.09~11.18	7.92
Net profit multiple	21.23	8.95	16

Summary of Significant Unobservable Inputs Adopted in the Valuation	The significant unobservable inputs adopted in the valuation as of March 31, 2020 and 2021 are as following:

	For the years ended March 31,
	2020	2021
Unobservable Inputs
Revenue growth rate	12%~217%	8%~327%
Weighted average cost of capital	20%	30%
Lack of marketability discount	30%	30%
EBIT margin rate	(29.5%)~27.3%	17%~29%